Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
	Mar. 23, 2022	Nov. 04, 2021	Mar. 31, 2020
Disclosure of treasury shares [Line items]
Number of common shares repurchased	2,111,000	96,196,900	69,532,900
Total purchase price for repurchase of shares	¥ 4,607	¥ 400,000	¥ 500,139